Mortgage Banking Activities, Mortgage Servicing Rights Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in MSRs measured at fair value
Fair value, beginning of period	$ 12,603
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(2,893)	(3,680)	(2,957)
Other changes in fair value	(3,061)	(2,141)	(2,554)
Total changes in fair value	(5,954)	(5,821)	(5,511)
Fair value, end of period	11,538	12,603
Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of period	12,603	14,467	16,004
Adjustments from adoption of consolidation accounting guidance	0	0	(118)
Servicing from securitizations or asset transfers	5,182	3,957	4,092
Sales	(293)	0	0
Net additions	4,889	3,957	3,974
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(2,893)	(3,680)	(2,957)
Other changes in fair value	(3,061)	(2,141)	(2,554)
Total changes in fair value	(5,954)	(5,821)	(5,511)
Fair value, end of period	11,538	12,603	14,467
Carried at Fair Value [Member] | Mortgage interest rates [Member]
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(2,092)	(3,749)	(1,944)
Carried at Fair Value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(677)	(694)	(1,095)
Carried at Fair Value [Member] | Discount rates [Member]
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(397)	(150)	(387)
Carried at Fair Value [Member] | Prepayment estimates and other [Member]
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	$ 273	$ 913	$ 469